Related party transactions - Schedule of Related Party Payable (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025
Disclosure of transactions between related parties [line items]
Related party payables	$ 176,736	$ 88,742
Keith Liddell
Disclosure of transactions between related parties [line items]
Related party payables	78,761	0
NewVision Metals PTE. Limited
Disclosure of transactions between related parties [line items]
Related party payables	56,309	41,667
Airvolution Co. Limited
Disclosure of transactions between related parties [line items]
Related party payables	$ 41,666	$ 47,075